Accounts Receivable, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	USD
Accounts receivable	320,203	260,893	35,978
Less: allowance for doubtful accounts	(3,546)	(5,792)	(799)
Accounts receivable, net	316,657	255,101	35,179

An analysis of the allowance for doubtful accounts is as follows:

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	USD
Balance, beginning of year	2,215	3,546	489
Bad debt allowances from acquisition	(1,459)	-	-
Additions (recovery)	2,739	2,230	308
Exchange difference	51	16	2
Balance, end of year	3,546	5,792	799

Four unrelated distributors accounted for 34.2%, 14.9%, 13.9% and 10.0% of the Company’s accounts receivable as of December 31, 2022, respectively. Five unrelated distributors accounted for 21.4%, 19.8%, 19.0%, 11.1% and 10.7% of the Company’s accounts receivable as of June 30, 2023, respectively.

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Accounts receivable	208,522	320,203	46,425
Less: allowance for doubtful accounts	(2,215)	(3,546)	(514)
Accounts receivable, net	206,307	316,657	45,911

An analysis of the allowance for doubtful accounts is as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Balance, beginning of year	10,266	3,813	2,215	321
Bad debt allowances from acquisition	1,800	-	(1,459)	(212)
Additions (recovery)	(8,253)	(1,592)	2,739	397
Exchange difference	-	(6)	51	8
Balance, end of year	3,813	2,215	3,546	514

Two unrelated distributors accounted for 23.7% and 20.6% of the Company’s accounts receivable as of December 31, 2021, respectively. Four unrelated distributors accounted for 34.2%, 14.9%, 13.9% and 10.0% of the Company’s accounts receivable as of December 31, 2022, respectively.